Related Party Transactions: (Details) - Hman Group holdings Inc and subsidiaries - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 27, 2021	Mar. 28, 2020	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Related party transaction
Proceeds from sale of common stock	$ 1,643			$ 750
Affiliates of CCMP
Related party transaction
Ownership percentage of initial stockholders			79.10%
CCMP and Oak Hill Funds
Related party transaction
Payments to independent directors	126	$ 125	$ 577	562	$ 546
Members of management and the Board of Directors
Related party transaction
Proceeds from sale of common stock			0	750	$ 0
Former members of management
Related party transaction
Share repurchases					4,200
Share repurchases amount					$ 3,780
Dividends			0	0
Gregory Mann and Gabrielle Man
Related party transaction
Lease rent expense	$ 88	$ 87	$ 351	$ 350	$ 350